Other liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of contingent liabilities [line items]
Beginning balance	$ 221	$ 935
Amounts paid	(212)	(89)
Change in fair value (note 15)	90	(623)
Accretion recovery (note 15)		(2)
Ending balance	99	221
Less: Current portion	99	221	$ 287	$ 416	$ 567
Long-term portion				$ 733	$ 1,000
Knight Royalty Payable
Disclosure of contingent liabilities [line items]
Beginning balance		14
Amounts paid		(12)
Accretion recovery (note 15)		(2)
Contingent consideration
Disclosure of contingent liabilities [line items]
Beginning balance	221	921
Amounts paid	(212)	(77)
Change in fair value (note 15)	90	(623)
Ending balance	99	$ 221
Less: Current portion	$ 99